Provision In Lieu Of Income Taxes (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provision In Lieu Of Income Taxes [Abstract]
Income before provision in lieu of income taxes	$ 849	$ 774	$ 662
Provision in lieu of income taxes at the U.S. federal statutory rate of 21% for 2019 and 2018 and 35% for 2017	178	163	139
Amortization of investment tax credits - net of deferred tax effect	(1)	(2)	(2)
Amortization of excess deferred taxes	(52)	(52)	(18)
Texas margin tax, net of federal tax benefit	18	17	17
Nontaxable gains on benefit plan investments	(2)	(2)	(1)
Other	(5)	(1)	(18)
Total provision in lieu of income taxes	$ 136	$ 123	$ 117
Effective rate	16.00%	15.90%	17.70%